Trade accounts receivable - net - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Trade Accounts Receivable [Line Items]
Account receivable for passenger charger fees	$ 1,745,152	$ 1,949,995	$ 1,192,404
Allowances for expected credit loss in customer balances	79,090	87,141	69,128
Allowances for doubtful accounts in arrears of payments	112,146	115,480	87,275
Allowances for doubtful accounts at reversal of bad debt	42,243	27,237	37,908
Allowance for doubtful accounts cancellations	$ 12,490	$ 124	$ 6,106
Top of Range [Member]
Disclosure Of Trade Accounts Receivable [Line Items]
Exposure to credit term	30 days
Bottom Of Range [Member]
Disclosure Of Trade Accounts Receivable [Line Items]
Exposure to credit term	5 days